Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 252,530	$ 224,352
Cost of sales	79,739	67,464
Gross profit	172,791	156,888
Expenses
Sales and marketing	61,922	53,057
Research and development	37,470	34,158
General and administration	76,363	75,199
Foreign currency exchange (gain) loss	(15)	358
Interest expense (net)	6,767	3,863
Business acquisition costs	0	2,939
Restructuring and business integration costs	2,710	1,222
Exchange listing expense	0	1,051
Gain on change in fair value of consideration payable	(2,975)	(2,254)
Goodwill impairment	22,507	91,685
Loss before income tax	(31,958)	(104,390)
Provision for income taxes
Current	(172)	3,980
Deferred	(2,760)	2,410
Net loss	(29,026)	(110,780)
Other comprehensive income, Items to be reclassified to net income
Change in fair value of interest rate swaps, net of tax	496	1,172
Comprehensive loss	$ (28,530)	$ (109,608)
Loss per share
Basic (in dollars per share)	$ (0.88)	$ (3.52)
Diluted (in dollars per share)	$ (0.88)	$ (3.52)
Weighted average number of shares outstanding
Basic (in shares)	33,118,980	31,475,254
Diluted (in shares)	33,118,980	31,475,254